Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of convertible preferred stock authorized, issued and outstanding
	Prior to Business Combination
	Shares
Legacy Convertible Preferred Stock	Authorized	Issued and Outstanding	Preferred Stock
Series A Legacy Convertible Preferred Stock, $0.0001 par value	16,740,853	16,740,853	$6,477
Series A1 Legacy Convertible Preferred Stock, $0.0001 par value	26,107,321	26,107,321	16,678
Series A2 Legacy Convertible Preferred Stock, $0.0001 par value	10,036,853	10,036,853	9,995
Series A3 Legacy Convertible Preferred Stock, $0.0001 par value	18,267,057	13,665,901	13,520
Total	71,152,084	66,550,928	$46,670

Schedule of activity for common stock subject to vesting
	Shares Subject to Vesting	Weighted Average Grant Date Fair Value
Balance of unvested shares – January 1, 2020	217,602	$0.05
Granted	749,692	$12.53
Vested	(269,243)	$2.42
Balance of unvested shares – December 31, 2021	698,051	$12.54